Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Common Stock Dividend Payable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 504	$ 4,231,746			$ (3,859,087)	$ 373,163
Balance, shares at Dec. 31, 2017	5,039,033
Recognize the fair value of exclusive license intangible asset acquired from CoNCERT in exchange for 298,615 common stock of Processa held by Promet		8,000,000				8,000,000
Conversion of Senior convertible notes and accrued interest for common stock and stock purchase warrants	$ 17	2,312,592				2,312,609
Conversion of Senior convertible notes and accrued interest for common stock and stock purchase warrants, shares	172,327
Issuance of common stock units for cash, net of costs of $308,830	$ 20	2,874,667				2,874,687
Issuance of common stock units for cash, net of costs of $308,830, shares	200,369
Issuance of common stock units for a future research funding commitment, net of costs of $168,457	$ 11	1,631,532	(1,800,000)			(168,457)
Issuance of common stock units for a future research funding commitment, net of costs of $168,457, shares	113,280
Stock-based compensation		74,063				74,063
Net loss					(3,765,047)	(3,765,047)
Balance at Dec. 31, 2018	$ 552	19,124,600	(1,800,000)		(7,624,134)	9,701,018
Balance, shares at Dec. 31, 2018	5,525,009
Stock-based compensation		58,559				58,559
Payments made directly by investor for clinical trial costs			115,000			115,000
Net loss					(750,832)	(750,832)
Balance at Mar. 31, 2019	$ 552	19,183,159	(1,685,000)		(8,374,966)	9,123,745
Balance, shares at Mar. 31, 2019	5,525,009
Balance at Dec. 31, 2018	$ 552	19,124,600	(1,800,000)		(7,624,134)	9,701,018
Balance, shares at Dec. 31, 2018	5,525,009
Net loss						(1,719,910)
Balance at Jun. 30, 2019	$ 552	19,249,635	(1,404,073)		(9,344,044)	8,502,070
Balance, shares at Jun. 30, 2019	5,525,009
Balance at Dec. 31, 2018	$ 552	19,124,600	(1,800,000)		(7,624,134)	9,701,018
Balance, shares at Dec. 31, 2018	5,525,009
Conversion of Senior convertible notes and accrued interest for common stock and stock purchase warrants	$ 2	258,928				258,930
Conversion of Senior convertible notes and accrued interest for common stock and stock purchase warrants, shares	18,107
Stock-based compensation		510,478				510,478
Payments made directly by investor for clinical trial costs			900,000			900,000
Pledged shares of common stock forfeited upon revised research funding commitment	$ (5)	(899,995)	900,000
Pledged shares of common stock forfeited upon revised research funding commitment, shares	(56,640)
Deemed stock dividend due to full ratchet anti-dilution adjustment		(3)		3
Net loss					(3,357,876)	(3,357,876)
Balance at Dec. 31, 2019	$ 549	18,994,008		3	(10,982,010)	8,012,550
Balance, shares at Dec. 31, 2019	5,486,476
Balance at Mar. 31, 2019	$ 552	19,183,159	(1,685,000)		(8,374,966)	9,123,745
Balance, shares at Mar. 31, 2019	5,525,009
Stock-based compensation		66,476				66,476
Payments made directly by investor for clinical trial costs			280,927			280,927
Net loss					(969,078)	(969,078)
Balance at Jun. 30, 2019	$ 552	19,249,635	(1,404,073)		(9,344,044)	8,502,070
Balance, shares at Jun. 30, 2019	5,525,009
Balance at Dec. 31, 2019	$ 549	18,994,008		3	(10,982,010)	8,012,550
Balance, shares at Dec. 31, 2019	5,486,476
Stock-based compensation		98,663				98,663
Transaction costs related to anticipated 2020 offering		(2,806)				(2,806)
Net loss					(874,336)	(874,336)
Balance at Mar. 31, 2020	$ 549	19,089,865		3	(11,856,346)	7,234,071
Balance, shares at Mar. 31, 2020	5,486,476
Balance at Dec. 31, 2019	$ 549	18,994,008		3	(10,982,010)	8,012,550
Balance, shares at Dec. 31, 2019	5,486,476
Net loss						(1,607,750)
Balance at Jun. 30, 2020	$ 552	19,182,228			(12,589,760)	6,593,020
Balance, shares at Jun. 30, 2020	5,515,447
Balance at Mar. 31, 2020	$ 549	19,089,865		3	(11,856,346)	7,234,071
Balance, shares at Mar. 31, 2020	5,486,476
Stock-based compensation		93,869				93,869
Transaction costs related to anticipated 2020 offering		(1,506)				(1,506)
Stock dividend distributed due to full-ratchet anti-dilution adjustment	$ 3			(3)
Stock dividend distributed due to full-ratchet anti-dilution adjustment, shares	28,971
Net loss					(733,414)	(733,414)
Balance at Jun. 30, 2020	$ 552	$ 19,182,228			$ (12,589,760)	$ 6,593,020
Balance, shares at Jun. 30, 2020	5,515,447